Goodwill and intangible assets other than goodwill	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Goodwill and intangible assets other than goodwill
11. Goodwill and intangible assets other than goodwill
Novartis has the following classes of available for use intangible assets other than goodwill: Currently marketed products and Other intangible assets.
Currently marketed products represent the composite value of acquired intellectual property (IP), patents, distribution rights and product trade names.
Other intangible assets include acquired scientific infrastructure, customer out-licensing contracts, and technologies and capitalized internally developed and acquired computer software.
The following table summarizes the movements of goodwill and intangible assets other than goodwill in 2025:
	Goodwill	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Currently marketed products	Other intangible assets	Total

At January 1, 2025

Cost	25 665	9 621	45 462	5 123	60 206

Accumulated amortization and impairment	-909	-2 399	-28 550	-2 342	-33 291

Net book value	24 756	7 222	16 912	2 781	26 915

At January 1, 2025	24 756	7 222	16 912	2 781	26 915

Impact of acquisitions applying the optional concentration test		3 157			3 157

Reclassifications		-1 386	1 272	114

Additions [1]		1 316	148	789	2 253

Disposals and derecognitions [2]	-1			-4	-4

Amortization charge			-2 750	-767	-3 517

Impairment charge		-313	-25	-219	-557

Currency translation effects	812	435	451	278	1 164

At December 31, 2025	25 567	10 431	16 008	2 972	29 411

At December 31, 2025

Cost	26 586	12 525	49 573	6 185	68 283

Accumulated amortization and impairment	-1 019	-2 094	-33 565	-3 213	-38 872

Net book value	25 567	10 431	16 008	2 972	29 411

[1] Additions to currently marketed products include USD 0.1 billion of capitalized development costs.
[2] Derecognition of assets that are no longer being used or developed and are not considered to have a significant disposal value or other alternative use.
The following table summarizes the movements of goodwill and intangible assets other than goodwill in 2024:
	Goodwill	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Currently marketed products	Other intangible assets	Total

At January 1, 2024

Cost	23 391	7 822	46 909	3 588	58 319

Accumulated amortization and impairment	-50	-2 493	-26 892	-2 055	-31 440

Net book value	23 341	5 329	20 017	1 533	26 879

At January 1, 2024	23 341	5 329	20 017	1 533	26 879

Impact of acquisitions of businesses	2 701	1 424		1 156	2 580

Additions [1]		1 116	263	764	2 143

Disposals and derecognitions [2]			-91	-4	-95

Amortization charge			-2 964	-493	-3 457

Impairment charge	-910	-471		-52	-523

Reversal of impairment charge			9		9

Currency translation effects	-376	-176	-322	-123	-621

At December 31, 2024	24 756	7 222	16 912	2 781	26 915

At December 31, 2024

Cost	25 665	9 621	45 462	5 123	60 206

Accumulated amortization and impairment	-909	-2 399	-28 550	-2 342	-33 291

Net book value	24 756	7 222	16 912	2 781	26 915

[1] Additions to currently marketed products include USD 0.1 billion of capitalized development costs.
[2] Derecognition of assets that are no longer being used or developed and are not considered to have a significant disposal value or other alternative use.
As at December 31, 2025, the most significant intangible assets within the Currently marketed products category, are Leqvio (acquired through The Medicines Company acquisition) and Zolgensma (acquired through AveXis Inc. acquisition). As at December 31, 2025, the carrying value and remaining amortization period for Leqvio is USD 5.7 billion and 10 years, respectively (2024: USD 6.3 billion and 11 years, respectively) and for Zolgensma USD 3.8 billion and 5 years, respectively (2024: USD 4.5 billion and 6 years, respectively).
The estimated useful life of Currently marketed products ranges from 5 to 20 years and amortization charges, impairments and impairment reversals are recognized in the consolidated income statement on the line “Cost of goods sold.”
The estimated useful lives of Other intangible assets ranges from 3 to 15 years and amortization charges, impairments and impairment reversals are recognized in the consolidated income statement on the lines “Cost of goods sold,” “Selling, general and administration,” “Research and development” or “Other expense,” or for impairment reversals “Other income,” depending on the nature and use of the other intangible asset.
Impairment charges for IPR&D are recorded in the consolidated income statement line “Research and development.”
The Company has no indefinite useful life intangible asset other than goodwill.
The Company’s cash-generating unit to which goodwill is allocated, as at December 31, 2025 and 2024, is at the level of the single global operating segment, which is comprised of a group of smaller cash-generating units. The valuation method of the recoverable amount of the operating segment to which goodwill is allocated is based on the fair value less costs of disposal. Any impairment charges are recorded under “Other expense” in the consolidated income statement.
The following assumptions were used in the goodwill impairment testing calculation:
(As a percentage)

Terminal growth rate	1.7

Discount rate (post-tax)	7.5

The discount rates consider the Company’s weighted average cost of capital, adjusted to approximate the weighted average cost of capital of a comparable market participant.
The fair value less costs of disposal for the cash-generating unit containing goodwill, is reviewed for the impact of reasonably possible changes in key assumptions. In particular, we considered an increase in the discount rate, a decrease in the terminal growth rate, and certain negative impacts on the forecasted cash flows. These reasonably possible changes in key assumptions did not indicate an impairment.
“Note 1. Accounting policies—Goodwill and intangible assets other than goodwill” provides additional disclosures on how the Company performs goodwill and intangible asset impairment testing.
The following table shows the intangible asset amortization charge, impairment charge and reversal of impairment charge for continuing operations for the years ended December 31, 2025, 2024 and 2023[1]:
(USD millions)	2025	2024	2023

Amortization charge	-3 517	-3 457	-3 960

Impairment charge [2]	-557	-1 433	-3 048

Reversal of impairment charge		9

[1] Note 29 provides disclosure of discontinued operations amortization charge and impairment charge.
[2] 2025 impairment charge included the write-down of IPR&D on the cessation of clinical research and clinical development programs, including the clinical development programs AAA602 and AAA802 (USD 0.3 billion).

     2024 impairment charge included the write-down of IPR&D on the cessation of clinical research and clinical development programs and a USD 0.9 billion impairment of goodwill attributable to the MorphoSys business acquired. See Note 2 - Acquisition of MorphoSys AG for additional information.

     2023 impairment charge included the write-down of IPR&D on the cessation of clinical development programs, including PPY988 (USD 1.0 billion), which was acquired with the 2022 acquisition of Gyroscope Therapeutics Holdings plc (see Note 2), VDT482 (USD 0.4 billion), and MBG453 (USD 0.3 billion), and the clinical research program NIZ985 (USD 0.3 billion); as well as the write-down of a currently marketed product by USD 0.3 billion to reflect the reduction in its recoverable amount.